ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of breakdown of advances to suppliers

	December 31,
Description	2022	2021

Advances – local currency	90,810	109,677
Advances – foreign currency	30,887	93,702
	121,697	203,379